Nature of Operations and Reorganization - Contractual agreements with the VIE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	¥ 96,965	¥ 60,846
Shortterm investments	119,140	148,344
Accounts receivable, net	180,161	304,845
Receivables due from related parties	3,630	98
Prepayments and other current assets	42,612	16,319
Noncurrent assets:
Property and equipment, net	3,159	3,941
Intangible assets, net	808	471
Long-term investments, net	41,442	16,300
Operating lease right-of-use assets, net	13,818	27,365
Total assets	501,735	578,529
Current liabilities:
Accounts payable	56,266	64,641
Salary and welfare payables	55,788	45,580
Taxes payable	12,836	18,824
Deferred revenue	28,863	18,849
Amounts due to related parties	1,328	548
Accrued liabilities and other payables	17,501	13,560
Short-term bank loan	5,000
Operating lease liabilities	16,302	15,132
Non-current liabilities:
Operating lease liabilities	586	12,426
Total liabilities	194,470	189,560
Cash flows from operating activities:
Revenues	316,779	386,764	¥ 655,606
Cost of revenues	(128,844)	(261,372)	(380,290)
Gross Profit	187,935	125,392	275,316
Operating expenses	282,041	392,710	298,183
Income/(Loss) from operations	(94,106)	(267,318)	(22,867)
Share of loss from equity method investments	5,473	23,502
Shortterm investment income	2,485	1,859	4,115
Others, net	3,283	3,280	783
Income/(Loss) before income tax	(90,507)	(275,578)	(6,018)
Income tax expenses	102	3,764	19,893
Net loss	(90,609)	(279,342)	(25,911)
Net cash (used in)/provided by operating activities	194,961	(17,125)	(158,937)
Cash flows from investing activities:
Net cash (used in)/provided by investing activities	(157,997)	(64,289)	9,885
Cash flows from financing activities:
Proceeds from initial public offering, net of issuance costs		(21,617)	109,045
Share repurchase	(5,780)	(11,748)	(2,333)
Net cash provided by/(used in) financing activities	(23)	(32,837)	278,337
Effect of exchange rate changes on cash, cash equivalents, and restricted cash held in foreign currencies	(822)	(2,780)	(376)
Net increase/(decrease) in cash, cash equivalents and restricted cash	36,119	(117,031)	128,909
Cash, cash equivalents and restricted cash at beginning of the year	60,846	177,877	48,968
Cash, cash equivalents and restricted cash at end of the year	96,965	60,846	177,877
VIEs
Current assets:
Cash and cash equivalents	42,047	11,494
Shortterm investments	99,017	122,277
Accounts receivable, net	179,986	304,845
Amounts due from the Company and its subsidiaries	16,137	16,106
Receivables due from related parties	3,620	89
Prepayments and other current assets	42,312	14,566
Noncurrent assets:
Property and equipment, net	3,157	3,937
Intangible assets, net	808	471
Long-term investments, net	30,976
Operating lease right-of-use assets, net	13,818	27,365
Total assets	431,878	501,150
Current liabilities:
Accounts payable	56,069	64,641
Salary and welfare payables	37,631	32,749
Taxes payable	11,311	17,207
Deferred revenue	28,863	18,849
Amounts due to the Company and its subsidiaries	143,331	199,392
Amounts due to related parties	1,328	548
Accrued liabilities and other payables	12,621	8,219
Short-term bank loan	5,000	0
Operating lease liabilities	16,302	15,132
Non-current liabilities:
Operating lease liabilities	586	12,426
Total liabilities	313,042	369,163
Cash flows from operating activities:
Cost of revenues	(147,654)	(282,772)	(392,569)
Gross Profit	169,003	104,089	262,672
Operating expenses	(190,249)	(284,163)	(259,867)
Income/(Loss) from operations	(21,246)	(180,074)	2,805
Share of loss from equity method investments	26
Shortterm investment income	1,768	1,416	3,237
Others, net	5,602	12,021	8,572
Income/(Loss) before income tax	(13,850)	(166,637)	14,614
Income tax expenses	(111)	(3,814)	(19,672)
Net loss	(13,961)	(170,451)	(5,058)
Net cash (used in)/provided by operating activities	266,927	57,273	(133,255)
Cash flows from investing activities:
Purchase of short-term investments	(571,110)	(504,571)	(451,450)
Proceeds from maturities of short-term investments	594,927	423,937	557,189
Investment in long-term investments	(30,950)
Loan paid to inter-company entities	(5,000)	(150)
Loan collected from inter-company entities	5,000
Cash received from customer in relation to advertisement agent services	26,295
Cash paid on behalf of the customer in relation to advertisement agent services	(179,036)
Others	(4,180)	(2,777)	(7,434)
Net cash (used in)/provided by investing activities	(164,054)	(83,561)	98,305
Cash flows from financing activities:
Proceeds from initial public offering, net of issuance costs		(6,000)	(6,094)
Share repurchase			(2,333)
Capital injection from noncontrolling interest shareholders	750	520	6,895
Proceeds from loans provided by inter-company entities	25,010	35,910	87,170
Repayments of loans provided by inter-company entities	(103,080)	(5,000)
Cash paid in connection with the reorganization			(87,170)
Others	5,000	(19)	(82)
Net cash provided by/(used in) financing activities	(72,320)	25,411	(1,614)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash held in foreign currencies			(33)
Net increase/(decrease) in cash, cash equivalents and restricted cash	30,553	(877)	(36,597)
Cash, cash equivalents and restricted cash at beginning of the year	11,494	12,371	48,968
Cash, cash equivalents and restricted cash at end of the year	42,047	11,494	12,371
VIEs | Inter-company revenues
Cash flows from operating activities:
Revenues	25
VIEs | Third-party revenues
Cash flows from operating activities:
Revenues	¥ 316,632	¥ 386,861	¥ 655,241